18. Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

In the normal course of the its business, the Company enters into agreements which call for the payment of royalties or “profit” participations for the use of third party intellectual property. For properties such as Gisele & The Green Team, Martha & Friends and Stan Lee and the Mighty 7, the Company is obligated to share net profits with the underlying rights holders on a certain basis, defined in the respective agreements.

In addition, the Company has also entered into an agreement with XingXing Digital Corporation, an animation company based in China pursuant to which in exchange for the investment of 100% of the costs of the animation, XingXing is entitled to receive a specified percentage of the net proceeds received by the Company from the exploitation of those series on which XingXing has provided animation services. The series covered by this arrangement are Secret Millionaires Club and Gisele & the Green Team.

The Company has also entered into a similar arrangement with another production vendor, BangZoom Entertainment, which calls for a payment of $120,000 from the net profits received by the Company from the exploitation of the series Secret Millionaires Club. The payment represents the deferral of certain costs and fees for audio/video post-production work performed by such vendor in connection with that series.

In July 2014, the Company has partnered with Symbiosis Technologies (“Symbiosis”) in which Symbiosis will provide certain pre-production and production services to the Company for the production of Thomas Edison’s Secret Lab in exchange for a certain percentage of the series’ forthcoming adjusted revenues as well as the ability to distribute the series in certain territories.

In December 2014, the Company has partnered with Telegael Teoranta (“Telegael”) in which Telegael will provide certain production services to the Company for the production of Thomas Edison’s Secret Lab in exchange for a certain percentage of the series’ forthcoming adjusted revenues as well as the ability to distribute the series in certain territories.

In the normal course of the its business, the Company enters into agreements which call for the payment of royalties or “profit” participations for the use of third party intellectual property. For properties such as Gisele & The Green Team, Martha & Friends and Stan Lee and the Mighty 7, the Company is obligated to share net profits with the underlying rights holders on a certain basis, defined in the respective agreements.

In addition, the Company has also entered into an agreement with XingXing Digital Corporation, an animation company based in China pursuant to which in exchange for the investment of 100% of the costs of the animation, XingXing is entitled to receive a specified percentage of the net proceeds received by the Company from the exploitation of those series on which XingXing has provided animation services. The series covered by this arrangement are Secret Millionaires Club and Gisele & the Green Team.

The Company has also entered into a similar arrangement with another production vendor, BangZoom Entertainment, which calls for a payment of $120,000 from the net profits received by the Company from the exploitation of the series Secret Millionaires Club. The payment represents the deferral of certain costs and fees for audio/video post-production work performed by such vendor in connection with that series.

In July 2014, the Company has partnered with Symbiosis Technologies (“Symbiosis”) in which Symbiosis will provide certain pre-production and production services to the Company for the production of Thomas Edison’s Secret Lab in exchange for a certain percentage of the series’ forthcoming adjusted revenues as well as the ability to distribute the series in certain territories.

In December 2014, the Company has partnered with Telegael Teoranta (“Telegael”) in which Telegael will provide certain production services to the Company for the production of Thomas Edison’s Secret Lab in exchange for a certain percentage of the series’ forthcoming adjusted revenues as well as the ability to distribute the series in certain territories.